Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,485,000
Previously Paid Amount	0.00
Total Fee Amount	380.45
Total Offset Amount	0.00
Net Fee	380.45
Narrative - Max Aggregate Offering Price	$ 2,485,000
Final Prospectus	true